Income Taxes (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset:
Net operating loss carryforward	$ 5,529,600	$ 4,131,000
Exploration costs	5,200	12,000
Stock based compensation	95,800	96,000
Asset retirement obligation	189,500	161,000
Total deferred tax assets	5,820,100	4,400,000
Valuation allowance	(5,631,500)	(4,269,000)
Deferred tax asset	188,600	131,000
Deferred tax liabilities
Deferred tax liabilities: Property and equipment	(74,900)	(131,000)
Inventory	(113,700)
Deferred tax liabilities	(188,600)	(131,000)
Net deferred tax assets